Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Payment Activity

With respect to the Cardinal Health stock options granted prior to September 26, 2007, the converted CareFusion stock options retained the vesting schedule and expiration date of the original Cardinal Health stock options.

(in millions, except per share amounts)	Shares Subject to Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Vested and unvested expected to vest, June 30, 2012	13.7	$27.21	3.51	$22

Balance at June 30, 2012	13.8	$27.16	3.50	$22
Granted	2.2	$26.60
Exercised	(3.4)	$24.41
Canceled/Forfeited	(2.1)	$34.79

Outstanding, June 30, 2013	10.5	$26.43	3.78	$109

Vested and unvested expected to vest, June 30, 2013	10.4	$26.55	3.77	$107

Exercisable, June 30, 2013	5.9	$27.28	2.57	$58

Stock Option Activity

The following table summarizes activity related to CareFusion stock options exercised during the fiscal years ended June 30, 2013, 2012 and 2011:

	For Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Proceeds From Stock Options Exercised	$67	$14	$15
Intrinsic Value of Stock Options Exercised	$31	$4	$4
Tax Benefit Related to Stock Options Exercised	$10	$1	$1

Fair Value For Awards Granted

The following assumptions were utilized in deriving the fair value for awards granted under the Black-Scholes-Merton model for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
	2013	2012	2011
Risk Free Interest Rate	0.75%	0.75% — 0.96%	1.46% — 2.37%
Expected Term (years)	5.0	5.0	5.0
Volatility	32.0%	31.3%	31.8% — 32.5%
Dividend Yield	—%	—%	—%
Weighted-Average Grant Date Fair Value	$7.84	$7.45	$7.42

Summary Of Restricted Stock Award

A summary of CareFusion restricted stock awards related to CareFusion and Cardinal Health employees for the fiscal year ended June 30, 2013 is as follows:

(in millions, except per share amounts)	Shares	Weighted- Average Grant Date Fair Value
Balance at June 30, 2012	3.2	$24.04
Granted	1.5	$27.83
Vested	(1.6)	$23.41
Forfeited	(0.3)	$25.64

Outstanding, June 30, 2013	2.8	$26.17

Schedule Of Performance Stock Units Average Closing Price

The following table depicts the performance target associated with each tranche of the Fiscal 2011 PSU’s:

Tranche	Average Closing Price Target (per share)
1	≥$30.00
2	≥$35.00
3	≥$40.00
4	≥$45.00
5	≥$50.00

Performance Stock Unit Activity

A summary of performance stock unit activity for the fiscal year ended June 30, 2013 is as follows:

(in millions, except per unit amounts)	Performance Stock Units[1]	Weighted- Average Grant Date Fair Value
Balance at June 30, 2012	0.6	$18.80
Granted	0.2	$26.79
Vested	—	$—
Forfeited	—	$25.64

Outstanding, June 30, 2013	0.8	$20.25

[1]	Based on target number of shares of common stock subject to each grant of performance stock units.